PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA and applicable collective bargaining agreements. In the event of the Plan’s termination, the interests of all participants in their accounts would become 100% vested.